OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

October 28, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re: Oppenheimer Capital Income Fund
Post-Effective Amendment No. 75 under the Securities Act
and Amendment No. 59 under the Investment Company Act
File Nos. 333-171815; 811- 22520

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Capital Income Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 75 under the Securities Act and Amendment No. 59 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed December 27, 2012. The Amendment has been tagged to indicate changes since the December 27, 2012 filing.

The material differences between the disclosure in the December 27, 2012 filing and the Amendment are:

The Offering of New Class I Shares – the Prospectus and Statement of Additional Information (the “SAI”) contained in the Amendment have been revised to add disclosure describing the features of the Fund’s Class I shares, which are being registered with the Amendment; and

We anticipate that an amendment to the Registration Statement will be filed on or about December 26, 2013, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended August 31, 2013; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on December 27, 2013, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Sincerely,

/s/ Edward Gizzi

Edward Gizzi

Vice President & Associate Counsel

cc:	Valerie Lithotomos, Esq.
K& L Gates LLP
Gloria LaFond